Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	21.00%
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent	25.00%
Income Tax Expense (Benefit)	$ (8,609)	$ 16,067
Taxes Payable, Current	$ 220,796	$ 192,518